SEGMENTED INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Schedule of revenue and gross margin by segment
REVENUE AND GROSS MARGIN BY SEGMENT

	Year ended December 31, 2017
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$555,887	$101,535	$34,655	$692,077
Cost of goods sold	384,872	53,014	19,244	457,130
Gross margin	$171,015	$48,521	$15,411	$234,947
Gross margin %	30.8%	47.8%	44.5%	33.9%
Expenses				235,306
Loss from operations				$(359)
Total assets				$689,106

	Year ended December 31, 2016
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$516,517	$71,486	$27,604	$615,607
Cost of goods sold	349,921	31,537	16,406	397,864
Gross margin	$166,596	$39,949	$11,198	$217,743
Gross margin %	32.3%	55.9%	40.6%	35.4%
Expenses				196,395
Earnings from operations				$21,348
Total assets				$578,459

	Year ended December 31, 2015
	OEM Solutions	Enterprise Solutions	IoT Services	Total
Revenue	$523,366	$63,072	$21,360	$607,798
Cost of goods sold	371,559	29,945	12,439	413,943
Gross margin	$151,807	$33,127	$8,921	$193,855
Gross margin %	29.0%	52.5%	41.8%	31.9%
Expenses				183,741
Loss from operations				$10,114
Total assets				$546,332

Schedule of revenue by geographical region	REVENUE BY GEOGRAPHICAL REGION

	2017	2016	2015
Americas	$219,453	$194,019	$196,476
Europe, Middle East and Africa	157,975	137,803	116,686
Asia-Pacific	314,649	283,785	294,636
	$692,077	$615,607	$607,798

Schedule of property and equipment by geographical region	PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2017	2016
Americas	$26,608	$18,001
Europe, Middle East and Africa	11,136	10,814
Asia-Pacific	5,233	5,365
	$42,977	$34,180